Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating costs		$ 1,178,696	$ 472	$ 997		$ 1,699,460
Loss from operations		(1,178,696)	(472)	(997)		(1,699,460)
Other income (expense):
Interest income		2,219				12,555
Warrant issue costs						(115,404)
Change in fair value of warrants		2,477,767				693,533
Other income (expense)		2,479,986				590,684
Net income (loss)		$ 1,301,290	$ (472)	$ (997)	$ (1,448)	$ (1,108,776)
Basic income per share (in Dollars per share)					$ 0
Diluted income per share (in Dollars per share)					$ 0
Weighted average basic shares outstanding (in Shares)	[1]				3,750,000
Weighted average diluted shares outstanding (in Shares)	[1]				3,750,000
Net income (loss) per common share:
Class A Common Stock – basic and diluted (in Dollars per share)		$ 0.06	$ 0	$ 0		$ (0.06)
Class B Common Stock – basic and diluted (in Dollars per share)		$ 0.06	$ 0	$ 0		$ (0.06)
Revenues
Operating expenses:
Selling, general and administrative expenses					1,448
Loss before income taxes					(1,448)
Provision for income taxes
FaZe Clan Inc.
Loss from operations						$ (19,712,000)	$ (16,941,000)	$ (24,238,000)	$ (26,692,000)
Other income (expense):
Interest expense, net						3,635,000	2,198,000	3,780,000	6,424,000
Other, net						(56,000)	(556,000)	759,000	21,000
Total other expense:						3,579,000	1,642,000	4,539,000	6,445,000
Net income (loss)						$ (23,291,000)	$ (18,583,000)	$ (28,777,000)	$ (33,137,000)
Net loss per common share – basic and diluted (in Dollars per share)						$ (2.77)	$ (2.34)	$ (3.62)	$ (4.94)
Weighted-Average Number of Common Shares Outstanding – Basic and Diluted (in Shares)						8,422,995	7,926,666	7,941,652	6,709,999
Net income (loss) per common share:
Revenues						$ 38,808,000	$ 25,925,000	$ 38,211,000	$ 30,738,000
Cost of revenues						33,330,000	19,625,000	29,117,000	24,757,000
Gross profit						5,478,000	6,300,000	9,094,000	5,981,000
Operating expenses:
General and administrative						22,720,000	22,305,000	31,975,000	31,188,000
Sales and marketing						$ 2,470,000	$ 936,000	1,357,000	1,485,000
Provision for income taxes

[1]	Excludes an aggregate of 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (Note 4).